Average Annual Total Returns{- Fidelity Flex Municipal Income Fund} - 12.31 Fidelity Flex Municipal Income Fund PRO-07 - Fidelity Flex Municipal Income Fund	Fidelity Flex Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Flex Municipal Income Fund Return Before Taxes Since Inception		Fidelity Flex Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Flex Municipal Income Fund After Taxes on Distributions Since Inception		Fidelity Flex Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Municipal Income Fund After Taxes on Distributions and Sales Since Inception		LB015 Past 1 year	LB015 Since Inception
Total	2.31%	3.73%	[1]	2.30%	3.71%	[1]	2.07%	3.41%	[1]	1.52%	3.76%	[1]

[1]	(a)From October 12, 2017